Fair value measurement (Tables)	12 Months Ended
Dec. 31, 2024
Fair value measurement
Schedule of assets and liabilities that are measured at fair value on a recurring basis
As of December 31, 2023 and 2024, information about inputs into the fair value measurement of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

		Fair value measurement at reporting date using
Description	Fair Value as of December 31, 2023	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(RMB in millions)
Assets:
Restricted cash	7,506	—	7,506	—
Short-term investments
Wealth management products	56,847	—	56,847	—
Marketable securities and other investments
Listed equity securities	2,765	2,765	—	—
Wealth management products	2,808	—	2,808	—

Total assets	69,926	2,765	67,161	—

		Fair value measurement at reporting date using
Description	Fair Value as of December 31, 2024	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
	(RMB in millions)
Assets:
Restricted cash	7,366	—	7,366	—
Short-term investments
Wealth management products	38,396	—	38,396	—
Marketable securities and other investments
Listed equity securities	2,907	2,907	—	—

Total assets	48,669	2,907	45,762	—